VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—40.8%
U.S. Treasury Bonds
1.875%, 2/15/51	$9,116	$5,062
4.625%, 11/15/55	2,051	1,960
U.S. Treasury Inflation Indexed Bonds 1.125%, 10/15/30	5,449	5,400
U.S. Treasury Notes
3.500%, 10/15/28	7,972	7,910
3.500%, 1/15/29	5,759	5,710
3.875%, 6/30/30	102	102
3.625%, 9/30/30	910	899
3.875%, 3/31/31	274	273
4.125%, 2/15/36	8,414	8,282
Total U.S. Government Securities (Identified Cost $36,007)		35,598

Mortgage-Backed Securities—33.9%
Agency—33.9%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	210	196
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	660	638
Pool #Q42921 3.500%, 9/1/46	803	756
Pool #Q53881 4.500%, 1/1/48	544	533
Pool #QA4766 3.500%, 11/1/49	664	610
Pool #QE9908 5.500%, 9/1/52	493	502
Pool #QF8190 6.000%, 2/1/53	603	621
Pool #QG6239 5.000%, 7/1/53	206	204
Pool #QJ5568 6.000%, 9/1/54	393	403
Pool #RA2622 3.000%, 5/1/50	1,076	946
Pool #RA8285 4.500%, 10/1/47	1,330	1,298
Pool #SD0164 3.500%, 12/1/49	416	390
Pool #SD1618 5.000%, 9/1/52	797	792
Pool #SD5272 6.000%, 5/1/54	1,132	1,168
Pool #SD5983 3.500%, 2/1/48	864	802
Pool #ZT2423 4.000%, 12/1/48	301	288
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	566	544
Pool #AB3878 4.000%, 11/1/41	650	625
Pool #AB5924 3.000%, 8/1/42	633	574
Pool #BL7779 1.460%, 8/1/30	1,955	1,739
Pool #BO1345 3.500%, 8/1/49	354	330
	Par Value	Value

Agency—continued
Pool #BO1351 4.000%, 8/1/49	$328	$315
Pool #BT7914 5.000%, 10/1/52	1,080	1,077
Pool #BV3044 3.000%, 2/1/52	623	555
Pool #BW3311 4.500%, 7/1/52	806	784
Pool #BY8494 5.500%, 8/1/53	386	391
Pool #CA5122 3.000%, 2/1/50	444	397
Pool #CB3110 2.500%, 3/1/47	524	446
Pool #CB3630 4.000%, 5/1/52	77	73
Pool #FA4535 5.000%, 2/1/56	574	570
Pool #FA4561 5.500%, 1/1/56	539	548
Pool #FM8210 3.000%, 4/1/50	541	485
Pool #FS2692 5.000%, 8/1/52	1,409	1,401
Pool #FS3262 4.000%, 10/1/46	1,324	1,276
Pool #FS3687 5.000%, 11/1/52	697	697
Pool #FS9909 5.000%, 11/1/54	475	475
Government National Mortgage Association
Pool #787186 6.000%, 10/20/53	426	438
Pool #787394 5.500%, 5/20/54	1,318	1,335
Pool #CR3025 5.500%, 12/20/52	521	530
Pool #CS2411 6.000%, 3/20/53	88	90
Pool #CS5448 6.000%, 1/20/53	879	909
Pool #CS7736 6.000%, 4/20/53	322	331
Pool #MA8151 4.500%, 7/20/52	505	492
Pool #MA8201 4.500%, 8/20/52	1,434	1,397
Pool #MA8346 4.000%, 10/20/52	705	667
Total Mortgage-Backed Securities (Identified Cost $30,052)		29,638

Asset-Backed Securities—5.1%
Automobiles—1.4%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	515	520
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	340	340
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(1)	$340	$343
		1,203

Credit Card—1.5%
American Express Credit Account Master Trust 2025-5, A 4.510%, 7/15/32	155	157
Barclays Dryrock Issuance Trust 2025-1, A 3.970%, 7/15/31	370	368
Capital One Multi-Asset Execution Trust 2025-A3, A 4.650%, 10/15/37	180	178
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	410	414
Synchrony Card Issuance Trust 2025-A3, A 4.060%, 11/15/31	170	169
		1,286

Other—2.2%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	248
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	400	403
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	769
Verizon Master Trust 2025-4, A 144A 4.760%, 3/21/33(1)	495	502
		1,922

Total Asset-Backed Securities (Identified Cost $4,426)		4,411

Corporate Bonds and Notes—19.6%
Communication Services—0.1%
Alphabet, Inc. 4.100%, 2/15/31	112	111
Consumer Discretionary—1.7%
BorgWarner, Inc. 5.400%, 8/15/34	174	176
Carnival Corp. 144A 6.125%, 2/15/33(1)(2)	535	541
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	570	536
Tapestry, Inc. 5.500%, 3/11/35	188	188
		1,441

Consumer Staples—0.6%
PepsiCo, Inc. 4.650%, 2/15/53	633	547
Energy—0.8%
Boardwalk Pipelines LP 3.400%, 2/15/31	65	61
Energy Transfer LP 6.200%, 4/1/55	295	286
Targa Resources Corp. 4.200%, 2/1/33	223	211
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 3.500%, 10/15/51	$234	$159
		717

Financials—8.0%
AerCap Ireland Capital DAC 3.000%, 10/29/28	174	167
Amrize Finance U.S. LLC 5.400%, 4/7/35	199	202
Avolon Holdings Funding Ltd. 144A 4.700%, 1/30/31(1)	103	101
Bank of America Corp.
2.087%, 6/14/29	188	179
2.572%, 10/20/32	222	198
Centerpoint Energy Restoration Bond Co. II LLC Series A-2 4.826%, 6/15/39	265	260
Centerpoint Energy Restoration Bond Co. III LLC Series a-3 4.864%, 12/15/40	205	200
Citigroup, Inc. 6.950% (3)	265	267
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	310
Enact Holdings, Inc. 6.250%, 5/28/29	111	114
Essent Group Ltd. 6.250%, 7/1/29	117	121
GGAM Finance Ltd. 144A 5.875%, 3/15/30(1)	525	523
JPMorgan Chase & Co. 5.576%, 7/23/36	358	363
Morgan Stanley 1.593%, 5/4/27	703	701
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	460	468
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	635	612
PNC Financial Services Group, Inc. (The) 5.423%, 1/25/41	96	94
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	590	595
SCE Recovery Funding LLC 4.453%, 3/15/36	480	475
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	207	209
U.S. Bancorp
5.046%, 2/12/31	51	52
5.678%, 1/23/35	174	180
Wells Fargo & Co.
6.125%(2)(3)	447	449
3.350%, 3/2/33	119	109
		6,949

Health Care—1.1%
AbbVie, Inc. 4.250%, 11/21/49	415	337
Amgen, Inc. 5.650%, 3/2/53	167	162
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Health Care—continued
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	$537	$499
		998

Industrials—3.9%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	575	549
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	137	141
BAE Systems plc 144A 5.300%, 3/26/34(1)	386	395
Ferguson Enterprises, Inc. 5.000%, 10/3/34	356	352
GATX Corp. 5.500%, 6/15/35	294	297
Honeywell Aerospace, Inc. 144A 5.732%, 3/16/56(1)	492	486
Owens Corning 5.950%, 6/15/54	200	197
Republic Services, Inc. 5.150%, 3/15/35(2)	201	205
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	288	293
United Parcel Service, Inc. 5.050%, 3/3/53	372	331
Veralto Corp. 5.450%, 9/18/33	152	155
		3,401

Information Technology—1.2%
Amphenol Corp. 3.900%, 11/15/28	232	230
Dell International LLC 3.450%, 12/15/51	339	230
Motorola Solutions, Inc. 5.550%, 8/15/35	218	223
NetApp, Inc. 5.700%, 3/17/35	393	400
		1,083

Materials—0.2%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	187	187
Utilities—2.0%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	235	154
	Par Value	Value

Utilities—continued
NRG Energy, Inc. 144A 3.375%, 2/15/29(1)	$575	$545
Puget Energy, Inc. 144A 7.000%, 9/15/56(1)	500	496
Venture Global Plaquemines LNG LLC 144A 6.125%, 12/15/30(1)	500	514
		1,709

Total Corporate Bonds and Notes (Identified Cost $17,469)		17,143

Total Long-Term Investments—99.4% (Identified Cost $87,954)		86,790

	Shares	Value
Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(4)(5)	951,999	$952
Total Securities Lending Collateral (Identified Cost $952)		952

TOTAL INVESTMENTS—100.5% (Identified Cost $88,906)		$87,742
Other assets and liabilities, net—(0.5)%		(401)
NET ASSETS—100.0%		$87,341

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $7,959 or 9.1% of net assets.

(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Exchange-traded futures contracts as of March 31, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
2 Year U.S. Treasury Note Future	June 2026	54	$11,202	$—	$(87)
Short Contracts:
10 Year U.S. Ultra Future	June 2026	(24)	(2,724)	62	—
Total				$62	$(87)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$35,598	$—	$35,598
Mortgage-Backed Securities	29,638	—	29,638
Asset-Backed Securities	4,411	—	4,411
Corporate Bonds and Notes	17,143	—	17,143
Securities Lending Collateral	952	952	—
Other Financial Instruments:
Futures Contracts	62	62	—
Total Assets	87,804	1,014	86,790
Liabilities:
Other Financial Instruments:
Futures Contracts	(87)	(87)	—
Total Liabilities	(87)	(87)	—
Total Investments	$87,717	$927	$86,790
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.